GOING CONCERN	12 Months Ended
Dec. 31, 2020
GOING CONCERN
NOTE 2 - GOING CONCERN

As shown in the accompanying financial statements, Crown Equity an accumulated deficit of $12,966,074 since its inception and had a working capital deficit of $444,256 negative cash flows from operations and limited business operations as of December 31, 2020. These conditions raise substantial doubt as to Crown Equity's ability to continue as a going concern. The financial statements do not include any adjustments that might be necessary if Crown Equity is unable to continue as a going concern.

Crown Equity continues to review its expense structure reviewing costs and their reduction to move towards profitability. Management plans to continue raising funds through debt and equity financing to grow the business to profitability. This financing may be insufficient to fund expenditures or other cash requirements. There can be no assurance that additional financing will be available to the Company on acceptable terms or at all. These financial statements do not give effect to adjustments to assets would be necessary for the Company be unable to continue as going concern